Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies
At December 31, 2021, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

	For Canadian dollars		For U.S. dollars
Buy (Sell)	U.S. dollar amount	Weighted average rate	Peso amount	Weighted average rate
2022	176	1.26579	7,453	0.04619
2022	(851)	0.78014	(6)	21.20347
2023	12	1.28866	4,835	0.04394
2023	(457)	0.78021	(8)	23.51812
2024	—	—	1,027	0.04208
2024	(236)	0.77730	—	—
2025	(62)	0.77950	—	—

	(1,418)		13,301

	For euros
Buy (Sell)	U.S dollar amount	Weighted average rate	Czech koruna amount	Weighted average rate
2022	137	0.84650	4,952	0.03808
2022	(121)	1.18728	—	—
2023	53	0.82876	3,196	0.03739
2023	(74)	1.19265	—	—
2024	11	0.82746	1,227	0.03652
2024	(18)	1.21729	—	—
2025	(3)	1.18615	—	—

	(15)		9,375

Schedule of Company's Financial Assets and Liabilities
The Company’s financial assets and liabilities consist of the following:

	2021	2020
Financial assets
Cash, cash equivalents and restricted cash equivalents	$2,948	$3,374
Accounts receivable	6,307	6,394
Warrants and public and private equity investments	561	267
Long-term receivables included in other assets [note 12]	184	209

	$10,000	$10,244

Financial liabilities
Long-term debt (including portion due within one year)	$3,993	$4,102
Accounts payable	6,465	6,266

	$10,458	$10,368

Derivatives designated as effective hedges, measured at fair value
Foreign currency contracts
Prepaid expenses	$34	$52
Other assets	11	16
Other accrued liabilities	(12)	(11)
Other long-term liabilities	(8)	(5)

	$25	$52

Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements	The following table shows the Company’s derivative foreign currency contracts at gross fair value as reflected in the consolidated balance sheets and the unrecognized impacts of master netting arrangements:

	Gross amounts presented in consolidated balance sheets	Gross amounts not offset in consolidated balance sheets	Net amounts
December 31, 2021
Assets	$45	$14	$31
Liabilities	$(20)	$(14)	$(6)

December 31, 2020
Assets	$68	$13	$55
Liabilities	$(16)	$(13)	$(3)